Notes to consolidated statement of cash flows (Total cash outflow for leases) (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019		Dec. 31, 2018	Dec. 31, 2017
Consolidated Statements of Cash Flows [abstract]
Within financing activities	¥ (488,015)	[1]	¥ (637,026)	¥ (695,019)
Total	(488,015)
Principal portion of lease liabilities paid	¥ 316,000

[1]	During the year, the principal portion of lease liabilities paid was RMB 316 million.